Subsequent Events (Details) - $ / shares		1 Months Ended
	Jul. 30, 2021	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock from net exercises of warrants (in shares)	448,000
Number of shares called by each warrant (in shares)			1
Exercise price of warrant (in dollars per share)			$ 11.50
Warrants outstanding (in shares)			8,074,144	1,118,000
Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrant (in dollars per share)		$ 0.10
Warrants redeemed (in shares)		74,631
Warrants outstanding (in shares)		0
Subsequent Event | Class A common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock from net exercises of warrants (in shares)		2,046,220
Number of shares called by each warrant (in shares)		0.2558
Subsequent Event | Public Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised (in shares)		5,425,349
Warrants exercised, percent of total warrants		98.60%
Subsequent Event | Private Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised (in shares)		2,574,164
Warrants exercised, percent of total warrants		100.00%